UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 1,667,741	$ 325,451
Cost of sales	(1,165,923)	(173,486)
Gross profit	501,818	151,965
Gain on foreign exchange	611,287	243,447
General and administrative expenses	(10,847,064)	(8,009,430)
Operating loss	(9,733,959)	(7,614,018)
Interest income	255,671	413,909
Fair value gain on embedded derivatives	1,549,000	14,145,000
Fair value gain on warrants	1,060,000	0
Fair value gain on deferred consideration	5,292,917	0
Interest expense	(5,457,835)	(4,879,843)
Income (loss) before tax	(7,034,206)	2,065,048
Income tax	108,268	180,816
(Loss) income for the period	(6,925,938)	2,245,864
Exchange (loss) gain on translation of foreign operations	(107,599)	321,958
Total comprehensive (loss) income for the period	(107,599)	321,958
Total comprehensive (loss) income for the period	(7,033,537)	2,567,822
Net (loss) income for the period:
Attributable to ordinary shareholders of Lifezone Metals	(6,862,073)	2,705,578
Attributable to non-controlling interests	(63,865)	(459,714)
(Loss) income for the period	(6,925,938)	2,245,864
Total comprehensive (loss) income:
Attributable to ordinary shareholders of Lifezone Metals	(6,969,672)	3,027,536
Attributable to non-controlling interests	(63,865)	(459,714)
Total comprehensive (loss) income:	$ (7,033,537)	$ 2,567,822
(Loss) income per share
Basic (in dollars per share)	$ (0.08)	$ 0.03
Diluted (in dollars per share)	$ (0.08)	$ (0.08)